Post employment benefits - Movement in net surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 721	$ 748
Exchange differences	25	(1)
Disposal of businesses	3
Reclassification to liabilities held for sale	7
Charge before taxation	(51)	(42)	$ (37)
Other comprehensive loss(1)	(12)	(81)	(780)
Contributions by the group	64	97
Settlements		0
Employee contributions	0	0
Benefits paid	0	0
Ending balance	757	721	748
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	8,417	8,624
Exchange differences	633	(5)
Disposal of businesses	0
Reclassification to liabilities held for sale	0
Charge before taxation	381	383
Other comprehensive loss(1)	(460)	(168)
Contributions by the group	64	97
Settlements		(43)
Employee contributions	2	2
Benefits paid	(504)	(473)
Ending balance	8,533	8,417	8,624
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(7,696)	(7,876)
Exchange differences	(608)	4
Disposal of businesses	3
Reclassification to liabilities held for sale	7
Charge before taxation	(432)	(425)
Other comprehensive loss(1)	448	87
Contributions by the group	0	0
Settlements		43
Employee contributions	(2)	(2)
Benefits paid	504	473
Ending balance	$ (7,776)	$ (7,696)	$ (7,876)